Risk Management and Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements

12. Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents, trade accounts receivable due from charterers and amounts due from related parties. The principal financial liabilities of the Company consist of long-term bank loans and trade accounts payable.

Interest rate risk: The Company’s loan interest rates are calculated at SOFR plus a margin, as described in Note 8 above, hence, the Company is exposed to movements in SOFR. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap with one of its lenders for a notional amount of $10.0 million with a cap rate of 3.5%. The interest rate cap terminated on July 18, 2022. Similarly, on July 16, 2021, the same subsidiary purchased an additional interest rate cap for the amount of $9.6 million at a cap rate of 2% with a termination date of July 8, 2025. This cap was sold on January 25, 2023 and we realized a net cash gain of $0.6 million.

All of our bank loans accrue interest based on SOFR (Secured Overnight Financing Rate), typically for one, three and six-month interest periods, which has been historically volatile.

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the expected credit losses. The Company places its cash and cash equivalents, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the Consolidated Balance Sheet.

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of December 31, 2022 and 2023, are as follows:

	Carrying	Fair
As of December 31, 2023	Value	Value
Cash and cash equivalents (including restricted cash)	$36,339	$36,339
Short-term investment in time deposits	$20,000	$20,000
Trade accounts receivable	$4,964	$4,964
Due from related parties	$194	$194
Trade accounts payable	$1,695	$1,695
Long-term debt with variable interest rates, net	$61,490	$61,490
Due to related parties	$990	$990

	Carrying	Fair
As of December 31, 2022	Value	Value
Cash and cash equivalents (including restricted cash)	$10,189	$10,189
Trade accounts receivable	$10,469	$10,469
Trade accounts payable	$2,604	$2,604
Long-term debt with variable interest rates, net	$65,750	$65,750
Promissory note with non-variable interest rate*	$6,000	$5,968
Due to related parties	$1,028	$1,028

i. Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain or loss during the period in the Consolidated Statements of Comprehensive Income/(Loss). Information on the classification, the derivative fair value and the loss from financial derivative instrument included in the Consolidated Financial Statements is shown below:

	December 31,
Consolidated Balance Sheets – Location	2022	2023
Financial derivative instrument – Other non-current assets	$619	$—

	December 31,
Consolidated Statements of Comprehensive Income/(Loss) – Location	2022	2023
Financial derivative instrument – Fair value at the beginning of the period	$74	$619
Financial derivative instrument – Additions of the period	—	—
Financial derivative instrument – Amounts received	(10)	(560)
Financial derivative instrument – Fair value as at period end	619	—
Gain/(Loss) from financial derivative instrument	$555	$(59)

i. Assets measured at fair value on a recurring basis: Interest rate cap

On July 16, 2021, one of our vessel-owning subsidiaries purchased an interest rate cap for the amount of $9.6 million at a cap rate of 2% with a termination date of July 8, 2025. The fair value of the Company’s interest rate cap agreement is determined based on market-based LIBOR rates which are observable at commonly quoted intervals for the full term of the cap and therefore, are considered Level 2 items in accordance with the fair value hierarchy. This cap was sold on January 25, 2023 and we realized a net cash gain of $0.6 million. As of December 31, 2023, the Company did not have any other assets measured at fair value on a recurring basis.

ii. Assets measured at fair value on a non-recurring basis: Long lived assets held and used and held for sale

As of December 31, 2021, 2022 and 2023, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amount was fully recoverable for the Company’s vessels held and used. No impairment loss was recognized for the years ended December 31, 2021, 2022 and 2023.

As of December 31, 2022 and 2023, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.